Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 1,149,145	$ 311,381	$ (203,379)	$ (118,579)	$ 1,460,526	$ (321,958)	$ (4,080,258)	$ 565,595
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation					3,234	2,917	6,152	5,834
Stock based compensation					251,195	43,629	167,953	276,692
Amortization of debt discounts					66,048	112,505	197,477	229,698
Gain on change in fair value of derivative liabilities	(1,642,566)		(11,337)		(2,493,598)	(74,439)	2,386,907	(609,622)	$ (226,278)
Gain on forgiveness of SBA loan								(32,851)
Gain on settlement of liabilities							(56,000)	(998,284)
Gain on disposal of fixed asset								(5,000)
Changes in assets and liabilities:
Prepaid expenses					9,456	6,932	17,034	31,276
Accounts payable and accrued expenses					38,963	(452)	(32,574)	(3,940)
Accrued expenses to related party					5,309
Cash flows used in operating activities:					(658,867)	(230,866)	(1,393,309)	(540,602)
Cash flows from investing activities:
Proceeds from sale of equipment								5,000
Cash flows provided by investing activities:								5,000
Cash flows from financing activities:
Repayments of advances							(17,091)
Repayments of advances, related party					(25,000)		(8,157)	(18,996)
Proceeds from notes payable, related party					467,000	35,000	1,363	24,550
Proceeds from notes payable, related party							285,000	50,000
Payments on notes payable					(7,981)	(11,060)	(27,604)	(21,996)
Proceeds from convertible promissory notes					161,000	80,000	175,000	236,889
Proceeds from the issuance of common stock and warrants in a private placement						160,000	1,007,913	195,030
Receipt of subscription receivable						16,368	16,368
Net cash provided by financing activities					595,019	280,308	1,432,792	465,477
Increase (decrease) in cash and cash equivalents					(63,848)	49,442	39,483	(70,125)
Cash and cash equivalents, beginning of period		$ 72,099		$ 32,616	72,099	32,616	32,616	102,741
Cash and cash equivalents, end of period	$ 8,251		$ 82,058		8,251	82,058	72,099	32,616	$ 102,741
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid					1,723		2,564	942
Supplemental disclosure of non-cash items:
Resolution of derivative liabilities due to debt conversions and untainted warrants					17,739	43,931	156,307	144,764
Reclass of APIC to derivative liabilities for tainted warrants							1,901	734,292
Debt discounts due to derivative liabilities					67,352	33,720	146,368	192,485
Common stock issued for conversion of debt and interest					35,000	70,943	233,281	374,640
Expenses paid by related party on behalf of the Company						1,579	21,827	18,096
Prepaid insurance financed with note payable					24,750	24,850	24,850	24,750
Shares issued for settlement of liability								18,650
Cashless exercise of warrants						16,750	16,750	101,100
Issuance of common stock and warrants for equipment							1,908
Issuance of common stock and warrants for settlement of liabilities							$ 11,114
Settlement of subscription and interest receivable					$ 17,230